Cover	Aug. 28, 2026	Apr. 14, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date	Sep. 18, 2026
Registrant Name		Innventure, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-42303
Entity Tax Identification Number		93-4440048
Entity Address, Address Line One		6900 Tavistock Lakes Blvd, Suite 400
Entity Address, City or Town		Orlando
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		32827
City Area Code		321
Local Phone Number		209-6787
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.0001 per share
Trading Symbol		INV
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Central Index Key		0002001557
Amendment Flag		false